Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Paid in Capital of the Bank

As of December 31, 2019, 2018 and 2017, the paid-in capital of the Bank is represented by common shares subscribed and paid, with no par value, and its motion presented below:

	Common shares
	2019	2018	2017
	(number)	(number)	(number)
Issued as of January 1,	512,406,760,091	512,406,760,091	512,406,760,091
Issuance of paid shares	—	—	—
Increase in share for Itaú-Corpbanca business combination	—	—	—
Issuance of shares pending payment	—	—	—
Repurchase of own shares	—	—	—
Sale of own shares	—	—	—
Totals	512,406,760,091	512,406,760,091	512,406,760,091

Schedule of Shareholder List

The shareholders list as of December 31, 2019, 2018 and 2017, is as follows:

	Shares
	2019		2018		2017
	Number of	Ownership	Number of	Ownership	Number of	Ownership
Company name or shareholder name	shares	%	shares	%	shares	%
Itaú Unibanco	195,408,043,473	38.14%	195,408,043,473	38.14%	184,756,488,453	36.06%
Itaú Unibanco Holding S.A.	115,039,610,411	22.45%	115,039,610,411	22.45%	115,039,610,411	22.45%
ITB Holding Brasil Participaçoes Ltda.	57,008,875,206	11.13%	57,008,875,206	11.13%	57,008,875,206	11.13%
CGB II SpA	10,908,002,836	2.13%	10,908,002,836	2.13%	10,908,002,836	2.13%
CGB III SpA	1,800,000,000	0.35%	1,800,000,000	0.35%	1,800,000,000	0.35%
Saga II SpA	7,000,000,000	1.37%	7,000,000,000	1.37%	—	—%
Saga III SpA (1)	3,651,555,020	0.71%	3,651,555,020	0.71%	—	—%

Saieh Family	146,394,540,608	28.57%	146,394,540,608	28.57%	157,046,095,628	30.65%
Corp Group Banking S.A.	136,127,850,073	26.57%	136,127,850,073	26.57%	136,127,850,073	26.57%
Compañía Inmobiliaria y de Inversiones Saga SpA (2)	10,266,690,535	2.00%	10,266,690,535	2.00%	20,918,245,555	4.08%

International Finance Corporation	17,017,909,711	3.32%	17,017,909,711	3.32%	17,017,909,711	3.32%

Others	153,586,266,299	29.97%	153,586,266,299	29.97%	153,586,266,299	29.97%
Stock brokers	63,397,824,244	12.37%	55,791,614,655	10.89%	53,400,666,996	10.42%
ADR holders and foreign investors	50,376,882,652	9.83%	42,838,887,354	8.36%	50,064,467,904	9.77%
Asset management companies	27,989,426,434	5.46%	17,778,018,941	3.47%	16,892,054,779	3.30%
Santo Domingo Group	11,822,132,969	2.31%	9,817,092,180	1.92%	9,817,092,180	1.92%
Insurance companies	—	—%	5,220,388,512	1.02%	5,212,338,243	1.02%
Pension funds management companies	—	—%	3,981,075,117	0.77%	944,399,401	0.18%
Other minority shareholders	—	—%	18,159,189,540	3.54%	17,255,246,796	3.36%
Totals	512,406,760,091	100%	512,406,760,091	100%	512,406,760,091	100%

(1)	Shares in custody of a third party.
(2)	Includes 640,844,096 shares in custody of a third party.

Schedule of Distribution of Dividends

At the Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 19, 2019, the shareholders agreed to distribute net income for MCh$51,614 representing 30% of the profits for 2018 (as filed with the CMF) and at an Ordinary Meeting of the Shareholders of Itaú Corpbanca held on March 27, 2018, the shareholders agreed to distribute profits for MCh$22,979, representing 40% of the 2017 net income (as filed with the CMF). See Note 39 “Subsequent events” for 2019 dividends distribution decision.

	Income	Allocated to
	attributable to	reserves and				Dividend per
	equity holders	retained	Allocated to	Percentage		share
Years	(*)	earnings (*)	dividends	distributed	Number of shares	(in pesos)
	MCh$	MCh$	MCh$	%
Year 2018 (Shareholders’ Meeting March 2019)	172,047	120,433	51,614	0.30	512,406,760,091	0.10073
Year 2017 (Shareholders’ Meeting March 2018)	57,447	34,468	22,979	0.40	512,406,760,091	0.04485

(*)   According to the Consolidated Financial Statements filed with the CMF.

Schedule of Attributable to the Equity Holders of the Bank

Note 24 – Equity, continued

As of December 31, 2019 and 2018 and for the year ended December 31, 2019, 2018 and 2017, the basic earnings and diluted earnings are as follows:

	As of and for the years ended December 31,
	2019		2018		2017
	N° of Shares	Amount	N° of Shares	Amount	N° of Shares	Amount
	Millions	MCh$	Millions	MCh$	Millions	MCh$
Basic earnings per share
Net income for the period	—	113,684	—	171,331	—	67,821
Weighted average number of outstanding shares	512,407	—	512,407	—	512,407	—
Assumed convertible debt conversion	—	—	—	—	—	—
Adjusted number of outstanding shares	512,407	—	512,407	—	—	—
Basic earnings per share (Chilean pesos)	—	0.222	—	0.334	—	0.132
Diluted earnings per share
Net income for the period	—	113,684	—	171,331	—	67,821
Weighted average number of outstanding shares	512,407	—	512,407	—	512,407	—
Dilutive effects
Assumed convertible debt conversion	—	—	—	—	—	—
Conversion of common shares	—	—	—	—	—	—
Options rights	—	—	—	—	—	—
Adjusted number of shares	512,407	—	512,407	512,407	—	—
Diluted earnings per share (Chilean pesos)	—	0.222	—	0.334	—	0.132

Schedule of Equity Effects and Income Taxes

Note 24 – Equity, continued

The following are the equity effects and income taxes for years ended December 31, 2019 and 2018:

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments in	Colombia and	Defined	Equity
	instruments	Cash flow	foreign	New York	benefits	instruments
As of December 31, 2019	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2019	16,459	5,559	29,403	(19,119)	(3,236)	1,334	30,400
Effects for the period	21,025	(6,381)	(46,786)	56,487	(3,248)	540	21,637
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings	—	—	—	(40)	—	(135)	(175)
Ending balances as of December 31, 2019	37,484	(822)	(17,383)	37,328	(6,484)	1,739	51,862

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2019	(6,904)	(280)	(7,746)	—	689	—	(14,241)
Effects for the period	(5,801)	(185)	14,373	—	1,109	—	9,496
Ending balances as of December 31, 2019	(12,705)	(465)	6,627	—	1,798	—	(4,745)
Net balances as of December 31, 2019	24,779	(1,287)	(10,756)	37,328	(4,686)	1,739	47,117

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments	Colombia and	Defined	Equity
	instruments	Cash flow	in foreign	New York	benefits	instruments
As of December 31, 2018	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2018	16,592	(5,730)	64,741	(57,485)	(2,736)	—	15,382
Changes due initial adoption IFRS 9	481	—	—	—	—	1,015	1,496
Restated opening balances as of January 1, 2018	17,073	(5,730)	64,741	(57,485)	(2,736)	1,015	16,878
Effects for the year	(614)	11,289	(35,338)	38,366	(500)	319	13,522
Ending balances as of December 31, 2018	16,459	5,559	29,403	(19,119)	(3,236)	1,334	30,400

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2018	(4,937)	1,389	(17,287)	—	718	—	(20,117)
Changes due initial adoption IFRS 9	(499)	—	—	—	—	—	(499)
Restated opening balances as of January 1, 2018	(5,436)	1,389	(17,287)	—	718	—	(20,616)
Effects for the year	(1,468)	(1,669)	9,541	—	(29)	—	6,375
Ending balances as of December 31, 2018	(6,904)	(280)	(7,746)	—	689	—	(14,241)

Net balances as of December 31, 2018	9,555	5,279	21,657	(19,119)	(2,547)	1,334	16,159

Note 24 – Equity, continued

				Exchange
				differences on
			Hedge of net	investment
	Available for		investments	in Colombia	Defined
	sale	Cash flow	in foreign	and New York	benefits
As of December 31, 2017	investments	hedge	operations	branch	obligations	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2017	10,372	(5,603)	14,917	2,380	(2,598)	19,468
Effects for the period	6,220	(127)	49,824	(59,865)	(138)	(4,086)
Ending balances as of December 31, 2017	16,592	(5,730)	64,741	(57,485)	(2,736)	15,382

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2017	(2,764)	1,345	(3,219)	—	722	(3,916)
Effects for the period	(2,173)	44	(14,068)	—	(4)	(16,201)
Ending balances as of December 31, 2017	(4,937)	1,389	(17,287)	—	718	(20,117)

Net balances as of December 31, 2017	11,655	(4,341)	47,454	(57,485)	(2,018)	(4,735)

Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit

As of December 31, 2019				Other Comprehensive Income
Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flow	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (1)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A.	20.200	478	125	—	—	—	—	—	—	—	125
Itaú Corpbanca Colombia S.A. and subsidiaries (2)	12.900	93,967	10,713	952	17,368	—	(411)	(1,184)	331	17,056	27,769
Itaú Corredores de Seguros S.A.	—	—	—	—	—	—	—	—	—	—	—
Totals		94,445	10,838	952	17,368	—	(411)	(1,184)	331	17,056	27,894

(1)	Financial instruments at FVOCI includes debt instruments for MCh$678 and equity instruments MCh$274.
(2)

On December 3, 2019, after obtaining regulatory approvals from banking supervisors in Chile, Colombia and Brazil, Itaú Corpbanca completed the acquisition of the Itaú Corpbanca Colombia shares owned by Helm LLC and Kresge Stock Holding Company Inc. As a result of these acquisitions, Itaú Corpbanca owns approximately 87.10% of the shares of Itaú Corpbanca Colombia.

Note 24 – Equity, continued

As of December 31, 2018				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flow	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (3)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Itaú Corredor de Seguro Colombia S.A.	20.200%	409	15	—	—	—	—	—	—	—	15
Itaú Corpbanca Colombia S.A. y filiales	33.721%	217,673	(4,500)	(664)	10,244	(1,195)	—	(254)	305	8,436	3,936
Itaú Corredores de Seguros S.A. (4)	—%	—	8	—	—	—	—	—	—	—	8
Itaú Administradora General de Fondos S.A. (5)	—%	—	—	—	—	—	—	—	—	—	—
Itaú Corpbanca Corredores de Bolsa Limitada (6)	—%	—	—	—	—	—	—	—	—	—	—
Totals		218,082	(4,477)	(664)	10,244	(1,195)	—	(254)	305	8,436	3,959

(3)Financial instruments at FVOCI includes debt instruments for MCh$827 loss and equity instruments MCh$163 gain.

As of December 31, 2017				Other Comprehensive Income
						Hedge of
					Exchange	net
				Available	differences	investment	Cash	Defined		Total other
	Non-		Net	for sale	on	in foreign	Flow	benefits	Deferred	comprehensive	Comprehensive
Subsidiaries	controlling	Equity	income	investments	translation	operations	hedges	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Itaú Corredor de Seguros S.A	20.200%	380	(5)	—	—	—	—	—	—	—	(5)
Itaú Corpbanca Colombia S.A	33.721%	216,883	(5,001)	3,746	(18,437)	(627)	—	(70)	(1,305)	(16,693)	(21,694)
Itaú Chile Corredores de Seguros Ltda. (4)	0.029%	12	10	—	—	—	—	—	—	—	10
Itaú Administradora General de Fondos S.A. (5)	0.600%	1	—	—	—	—	—	—	—	—	—
Itaú Corpbanca Corredores de Bolsa Ltda. (6)	—%	4	—	—	—	—	—	—	—	—	—
Totals		217,280	(4,996)	3,746	(18,437)	(627)	—	(70)	(1,305)	(16,693)	(21,689)

Schedule of Non-controlling Interest Movement

The following table shows the non-controlling interest movements for the year ended December 31, 2019, 2018 and 2017:

	As of December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Opening balances as of January 1,	218,082	217,280	238,969
Changes due to initial application of IFRS 9	—	(3,157)	—
Restated opening balances as of January 1,	218,082	214,123	238,969
Increase participation in Colombia	(151,531)	—	—
Comprehensive income	27,894	3,959	(21,689)
Ending balances as of December 31,	94,445	218,082	217,280

Schedule of Main Subsidiary with Non-controlling Interest

The main subsidiary with non-controlling interest of Itaú Corpbanca, is the following:

		As of December 31,
		2019		2018
		Group	Non-controlling	Group	Non-controlling
Entity Name	Country	participation	participation	participation	participation
Itaú Corpbanca Colombia S.A. and subsidiaries	Colombia	87.10%	12.90%	66.28%	33.72%

Schedule of Consolidation Elimination Adjustments

Note 24 – Equity, continued

Summarized financial information for the main subsidiary with non-controlling interest, is as follows:

	As of December 31,
Summary Statements of Financial Position	2019	2018	2017
	MCh$	MCh$	MCh$
Current assets	5,383,819	4,669,275	4,589,487
Current liabilities	(3,112,252)	(3,523,186)	(3,939,253)
Net current assets (liabilities)	2,271,567	1,146,089	650,234

Non-current assets	1,174,958	1,664,700	1,690,890
Non-current liabilities	(2,729,714)	(2,160,781)	(1,697,961)
Net non-current assets (liabilities)	(1,554,756)	(496,081)	(7,071)

Total net assets (liabilities)	716,811	650,008	643,163

Accumulated non-controlling interest	93,967	217,673	216,883

Summary of Income Statements

	For the years ended December 31,
Summary Income Statements	2019	2018	2017
	MCh$	MCh$	MCh$
Interest income and readjustments	528,150	553,937	579,176
Income of the period	16,490	(13,087)	(14,830)
Non-controlling interests income	10,713	(4,500)	(5,001)

Summary of Cash Flows Statements

	For the years ended December 31,
Summary Cash Flows Statements	2019	2018	2017
	MCh$	MCh$	MCh$

Net cash flows provided by (used in) operating activities	(359,168)	232,480	16,822
Net cash flows provided by (used in) investing activities	111,607	(145,665)	(158,402)
Net cash flows provided by (used in) financing activities	115,303	(24,122)	35,937
Net increase (decrease) in cash flows	(132,258)	62,693	(105,643)

Schedule of Consolidated Comprehensive Income

Note 24 – Equity, continued

g) Consolidated comprehensive income for the years ended December 31, 2019, 2018 and 2017

	2019
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	113,684	10,838	124,522
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	21,025	678	21,703
Hedge of net investment in foreign operations	(46,786)	—	(46,786)
Cash flow hedge	(6,381)	(411)	(6,792)
Exchange differences	56,487	17,368	73,855
Changes in the fair value of equity investments at fair value through other comprehensive income	540	274	814
Defined benefits obligation	(3,248)	(1,184)	(4,432)
Subtotals	21,637	16,725	38,362
Income taxes
Debt instruments at fair value through other comprehensive income	(5,801)	(125)	(5,926)
Hedge of net investment in foreign operations	14,373	—	14,373
Cash flow hedge	(185)	23	(162)
Defined benefits obligation	1,109	433	1,542
Subtotals	9,496	331	9,827
Other comprehensive income for the year	31,133	17,056	48,189
Comprehensive income for the year	144,817	27,894	172,711

	2018
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	171,331	(4,477)	166,854
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(614)	(827)	(1,441)
Net investment in foreign operations hedges	(35,338)	(1,195)	(36,533)
Cash flow hedges	11,289	—	11,289
Exchange differences	38,366	10,244	48,610
Changes in the fair value of equity investments at fair value through other comprehensive income	319	163	482
Defined benefits obligations	(500)	(254)	(754)
Subtotals	13,522	8,131	21,653
Income taxes
Debt instruments at fair value through other comprehensive income	(1,468)	(704)	(2,172)
Net investment in foreign operations hedges	9,541	1,024	10,565
Cash flows hedges	(1,669)	—	(1,669)
Defined benefits obligations	(29)	(15)	(44)
Subtotals	6,375	305	6,680
Other comprehensive income (loss) for the year	19,897	8,436	28,333
Comprehensive income (loss) for the year	191,228	3,959	195,187

Note 24 – Equity, continued

	2017
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the year	67,821	(4,996)	62,825
Other comprehensive income (loss) before income taxes
Available for sale investments	6,220	3,746	9,966
Net investment in foreign operations hedges	49,824	(627)	49,197
Cash flow hedges	(127)	—	(127)
Exchange differences	(59,865)	(18,437)	(78,302)
Defined benefits obligations	(138)	(70)	(208)
Subtotals	(4,086)	(15,388)	(19,474)
Income taxes
Available for sale investments	(2,173)	(1,160)	(3,333)
Net investment in foreign operations hedges	(14,068)	(143)	(14,211)
Cash flows hedges	44	—	44
Defined benefits obligations	(4)	(2)	(6)
Subtotals	(16,201)	(1,305)	(17,506)
Other comprehensive income (loss) for the year	(20,287)	(16,693)	(36,980)
Comprehensive income (loss) for the year	47,534	(21,689)	25,845